Legal Matters--.


  In June 2005, AHL was served with a complaint, Williams et al. v. Accredited Home Lenders, Inc., brought in the United States District Court for the Northern District of Georgia. The two named plaintiffs are former commissioned loan officers of AHL, and the complaint alleges that AHL violated federal law by requiring the plaintiffs to work overtime without compensation. The plaintiffs seek to recover, on behalf of themselves and other similarly situated employees, the allegedly unpaid overtime, liquidated damages, attorneys' fees and costs of suit. The plaintiffs' motion to certify a collective class was denied on July 25, 2006, leaving the two named plaintiffs as the only plaintiffs in the lawsuit. The plaintiffs have ten days following the issuance of the order in which to file a motion for reconsideration and any further appeal of the order is Discretionary with the courts. The ultimate outcome of this matter and the amount of liability, if any, which may result is not presently determinable. AHL intends to continue to vigorously defend this matter and does not believe it will have a material adverse effect on its business.